SHARE CAPITAL - Summary of Issued and Fully Paid Ordinary Shares (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SHARES
Beginning balance (in shares)	35,097,190	34,762,899
Issue of ordinary shares in relation to employee stock purchase plan (in shares)	56,473	13,448
Issue of restricted ordinary share awards (Notes 12, 14) (in shares)	203,253	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (in shares)	240,548	147,183
Issue of ordinary shares in exchange of share options exercised (in shares)		36,857
Ending balance (in shares)	35,597,464	35,712,651